Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 90.8%
Alabama - 2.6%
Alabama State University, Revenue Bonds,
AG,
5.75%, 09/01/2050	$ 1,310,000	$ 1,420,415
BAM,
5.00%, 09/01/2038 - 09/01/2039	1,340,000	1,444,876
City of Arab, General Obligation Unlimited,
BAM,
5.00%, 03/01/2044	1,380,000	1,479,048
City of Guin, General Obligation Unlimited,
Series B, BAM,
4.63%, 06/01/2040	500,000	527,343
Infirmary Health System Special Care Facilities Financing Authority of Mobile, Revenue Bonds,
Series A,
4.00%, 02/01/2046	955,000	842,554
Jacksonville Public Educational Building Authority, Revenue Bonds,
Series A, AG,
5.50%, 08/01/2058	150,000	156,003
Series A, BAM,
5.25%, 08/01/2049	4,045,000	4,179,443
Southeast Energy Authority Cooperative District, Revenue Bonds,
Series B, Fixed until 12/01/2031,
4.00% (A), 12/01/2051	4,985,000	5,026,336
Series E,
5.00%, 10/01/2030	9,000,000	9,771,360
		24,847,378
Arizona - 1.6%
Arizona Industrial Development Authority, Revenue Bonds,
Series A, BAM,
4.00%, 06/01/2044	1,620,000	1,553,013
5.00%, 06/01/2049	2,075,000	2,084,604
Series B,
4.00%, 07/01/2041	135,000	127,016
Gilbert Water Resource Municipal Property Corp., Revenue Bonds,
5.00%, 07/15/2036	480,000	540,530
Graham County Jail District, Revenue Bonds,
AG,
5.00%, 07/01/2035 - 07/01/2039	1,720,000	1,944,156
Industrial Development Authority of the City of Phoenix, Revenue Bonds,
5.00%, 07/01/2036	740,000	740,204
Industrial Development Authority of the County of Pima, Revenue Bonds,
Series C, GNMA,
4.75%, 07/01/2049	160,000	160,738
Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds,
Series A, GNMA,
4.45%, 09/01/2044	495,000	497,178
6.00%, 03/01/2055	2,200,000	2,430,453
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Arizona (continued)
Maricopa County Industrial Development Authority, Revenue Bonds,
4.25%, 07/01/2044	$ 525,000	$ 469,484
5.00%, 07/01/2036	750,000	750,997
Series A,
4.00%, 07/01/2034	400,000	403,128
5.00%, 09/01/2042	500,000	515,648
Tempe Industrial Development Authority, Revenue Bonds,
Series A,
4.00%, 12/01/2026	140,000	140,590
Yuma Industrial Development Authority, Revenue Bonds,
Series A, AG-CR,
5.00%, 08/01/2035 - 08/01/2038	2,075,000	2,366,478
		14,724,217
Arkansas - 0.6%
Arkansas Development Finance Authority, Revenue Bonds,
5.00%, 06/01/2046	325,000	345,508
City of Conway Electric, Revenue Bonds,
4.00%, 12/01/2036	1,185,000	1,240,828
City of Conway Telecommunications, Revenue Bonds,
AG,
5.00%, 12/01/2034	595,000	659,164
City of Hope Water & Electric, Revenue Bonds,
BAM,
5.00%, 04/01/2036 - 04/01/2039	2,030,000	2,190,829
City of Hot Springs Waterworks, Revenue Bonds,
BAM,
4.00%, 10/01/2033	225,000	236,313
City of North Little Rock Sewer, Revenue Bonds,
BAM,
5.00%, 10/01/2037	525,000	574,653
City of West Memphis Sales & Use Tax, Revenue Bonds,
AG,
5.00%, 06/01/2034	760,000	846,664
		6,093,959
California - 5.8%
California Enterprise Development Authority, Revenue Bonds,
Series A,
5.50%, 11/01/2059	6,285,000	6,758,249
California Health Facilities Financing Authority, Revenue Bonds,
AG-CR,
5.00%, 11/15/2034 - 11/15/2038	7,490,000	8,658,727
Series A,
4.00%, 03/01/2026 - 03/01/2028	485,000	485,444
5.00%, 12/01/2035	450,000	514,186
5.00% (A), 03/01/2040	760,000	788,584
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
California Health Facilities Financing Authority, Revenue Bonds, (continued)
Series A, AG-CR,
5.00%, 12/01/2032 - 12/01/2035	$ 10,030,000	$ 11,669,028
California Housing Finance Agency, Revenue Bonds,
Series E, FNMA,
2.50%, 02/01/2038	69,795	61,713
California Municipal Finance Authority, Revenue Bonds,
2.00%, 09/01/2030	495,000	469,488
Series A,
4.00%, 10/01/2038 - 10/01/2044	4,955,000	4,874,724
5.00%, 10/01/2044	2,275,000	2,282,624
California Public Finance Authority, Revenue Bonds,
Series A,
4.25%, 06/15/2029 (B)	390,000	390,097
Series A, AG-CR,
5.00%, 06/01/2033 - 06/01/2034	2,305,000	2,657,625
California Statewide Communities Development Authority, Special Assessment,
Series C,
3.00%, 09/02/2030	2,290,000	2,221,737
California Statewide Communities Development Authority, Special Tax,
Series 2024C-2T,
4.50%, 09/02/2045	560,000	546,633
Carlsbad Unified School District, General Obligation Unlimited,
Series C,
0.00% (C), 08/01/2035	330,000	412,665
Conejo Valley Unified School District, General Obligation Unlimited,
Series E,
Zero Coupon, 08/01/2036	745,000	514,550
Delano Union School District, General Obligation Unlimited,
Series A, BAM,
Zero Coupon, 08/01/2040	350,000	183,086
Long Beach Bond Finance Authority, Revenue Bonds,
Series A,
5.50%, 11/15/2032 - 11/15/2037	3,910,000	4,698,189
Los Angeles Department of Water & Power, Revenue Bonds,
Series A, BAM,
5.00%, 07/01/2036 - 07/01/2042	4,040,000	4,573,861
North Kern/Cawelo Financing Authority, Revenue Bonds,
Series A, AG,
5.00%, 05/01/2043	395,000	433,664
Southern California Public Power Authority, Revenue Bonds,
BAM,
5.00%, 07/01/2038	1,170,000	1,347,416
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Victor Elementary School District Community Facility District, Special Tax,
BAM,
5.00%, 09/01/2046	$ 250,000	$ 255,424
		54,797,714
Colorado - 4.2%
Arkansas River Power Authority, Revenue Bonds,
Series A,
5.00%, 10/01/2027	400,000	412,406
Auraria Higher Education Center, Revenue Bonds,
AG,
4.00%, 04/01/2029	3,185,000	3,188,896
Bradburn Metropolitan District No. 2, General Obligation Limited,
Series A,
4.00%, 12/01/2028 (D)	190,000	190,423
Bromley Park Metropolitan District No. 2, General Obligation Limited,
BAM,
5.38%, 12/01/2053	125,000	131,745
Canyons Metropolitan District No. 5, General Obligation Limited,
Series A, BAM,
5.00%, 12/01/2026 - 12/01/2044	630,000	643,386
Colorado Educational & Cultural Facilities Authority, Revenue Bonds,
4.00%, 06/01/2035	950,000	1,004,010
Series A,
5.00%, 01/15/2049	2,075,000	2,121,608
Colorado Health Facilities Authority, Revenue Bonds,
5.00%, 11/01/2042	3,800,000	4,054,465
Series A,
4.00%, 11/15/2043 - 11/15/2046	2,255,000	2,106,150
5.00%, 09/01/2035 - 05/15/2038	1,275,000	1,409,634
5.00% (A), 11/15/2060	500,000	551,268
Series A-1,
4.00%, 08/01/2037	1,000,000	1,009,596
5.00%, 08/01/2026	1,000,000	1,011,249
Series A-2,
5.00%, 08/01/2044	4,970,000	5,100,409
Series E, Fixed until 01/30/2026,
3.05% (A), 05/15/2062	1,320,000	1,320,000
Colorado Springs School District No. 11 Facilities Corp., Certificate of Participation,
BAM,
5.00%, 12/15/2044	140,000	147,832
Denver City & County Housing Authority, Revenue Bonds,
Series A,
4.50%, 07/01/2041	865,000	878,755
5.00%, 07/01/2027	965,000	973,555
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Gold Hill North Business Improvement District, General Obligation Limited,
Series A,
5.60%, 12/01/2054 (B)	$ 2,000,000	$ 1,969,623
Gunnison County Housing Authority, Revenue Bonds,
BAM,
5.00%, 06/01/2027 - 06/01/2041	2,975,000	3,238,538
Lakes at Centerra Metropolitan District No. 2, General Obligation Limited,
Series A, AG,
4.00%, 12/01/2043	395,000	380,832
Mirabelle Metropolitan District No. 2, General Obligation Limited,
Series B,
6.13%, 12/15/2049	500,000	493,540
Neu Town Metropolitan District, General Obligation Limited,
AG,
5.00%, 12/01/2043	225,000	236,136
Palisade Metropolitan District No. 2, Revenue Bonds,
Series B,
0.00% (C), 12/15/2054 (B)	1,000,000	956,119
Palisade Park North Metropolitan District No. 2, General Obligation Limited,
AG,
5.00%, 12/01/2044	80,000	83,335
Park Creek Metropolitan District, Tax Allocation,
Series A, AG,
5.00%, 12/01/2043	1,280,000	1,354,905
Parkdale Community Authority, Revenue Bonds,
Series A, AG,
5.38%, 12/01/2045	1,040,000	1,098,014
Rampart Range Metropolitan District No. 1, Revenue Bonds,
AG,
5.00%, 12/01/2040 - 12/01/2042	1,765,000	1,886,326
Ravenna Metropolitan District, General Obligation Limited,
AG,
5.00%, 12/01/2043	430,000	451,234
STC Metropolitan District No. 2, General Obligation Limited,
Series A, AG,
5.00%, 12/01/2030	605,000	664,575
Transport Metropolitan District No. 3, General Obligation Limited,
Series A-2,
5.50% (C), 12/01/2051	1,000,000	843,287
		39,911,851
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Connecticut - 1.6%
City of New Haven, General Obligation Unlimited,
AG,
5.00%, 08/01/2036 - 08/01/2038	$ 415,000	$ 474,036
Connecticut State Health & Educational Facilities Authority, Revenue Bonds,
Series A,
5.00%, 07/01/2039 (E)	1,175,000	1,318,596
2.80% (A), 07/01/2048	2,730,000	2,730,237
Series A, AG,
5.00%, 07/01/2043 (E)	1,000,000	1,084,599
Series A, AG-CR,
4.00%, 07/01/2037	2,000,000	2,042,916
Series A-B, BAM-TCRS,
3.00%, 07/01/2039	150,000	128,985
Series K,
5.00%, 07/01/2036	800,000	864,545
Series M,
4.00%, 07/01/2039 - 07/01/2041	835,000	833,072
5.00%, 07/01/2032 - 07/01/2034	2,325,000	2,563,415
Series M, AG-CR,
4.00%, 07/01/2037	1,925,000	1,992,286
Series R-1, BAM,
2.00%, 11/01/2032	1,145,000	1,042,572
		15,075,259
Delaware - 0.4%
Delaware State Economic Development Authority, Revenue Bonds,
Series A,
5.00%, 09/01/2036	930,000	936,513
Series B,
5.25%, 11/15/2053	2,500,000	2,527,892
		3,464,405
District of Columbia - 0.8%
District of Columbia, Revenue Bonds,
Series A,
4.13%, 07/01/2027	335,000	336,515
5.00%, 07/01/2032 - 07/01/2048	3,300,000	3,291,815
District of Columbia Income Tax, Revenue Bonds,
Series A,
5.25%, 05/01/2048	1,000,000	1,057,969
Metropolitan Washington Airports Authority Dulles Toll Road, Revenue Bonds,
AG,
Zero Coupon, 10/01/2034	295,000	221,416
Series A, BAM-TCRS,
Zero Coupon, 10/01/2037	1,575,000	945,028
Washington Metropolitan Area Transit Authority Dedicated, Revenue Bonds,
Series A,
5.50%, 07/15/2051	1,185,000	1,257,657
		7,110,400
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida - 1.1%
Brevard County Housing Finance Authority, Revenue Bonds,
FNMA,
4.45%, 01/01/2040	$ 695,803	$ 722,382
Broward County Housing Finance Authority, Revenue Bonds,
Fixed until 03/02/2026,
3.50% (A), 04/01/2041	300,000	300,107
City of Gainesville Utilities System, Revenue Bonds,
Series A,
5.00%, 10/01/2047	5,000	5,456
City of Miami, Revenue Bonds,
Series A, AG,
5.00%, 01/01/2027 (B)	1,080,000	1,101,284
Collier County Industrial Development Authority, Revenue Bonds,
Series A, AG,
5.00%, 10/01/2042 - 10/01/2044	1,855,000	1,972,262
County of Miami-Dade, Revenue Bonds,
Series A, AG,
6.88% (A), 10/01/2034	240,000	274,319
County of Miami-Dade Water & Sewer System, Revenue Bonds,
Series B,
4.00%, 10/01/2039	840,000	876,722
County of Pasco, Revenue Bonds,
Series A, AG,
5.50%, 09/01/2043	215,000	233,419
Florida Development Finance Corp., Revenue Bonds,
Series A,
5.25%, 06/01/2049	925,000	929,366
Florida Municipal Loan Council, Revenue Bonds,
5.00%, 10/01/2029	1,280,000	1,296,732
Miami-Dade County Industrial Development Authority, Revenue Bonds,
3.35%, 09/01/2027	625,000	627,099
Northern Palm Beach County Improvement District, Special Assessment,
BAM,
5.00%, 08/01/2033	485,000	545,571
Palm Beach County Health Facilities Authority, Revenue Bonds,
AG-CR,
5.00%, 11/01/2045	250,000	256,695
St. Johns County School Board, Certificate of Participation,
Series A, AG,
5.50%, 07/01/2049	405,000	433,238
Wildwood Utility Dependent District, Revenue Bonds,
AG,
5.50%, 10/01/2048	475,000	508,633
		10,083,285
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Georgia - 1.8%
Atlanta Development Authority, Revenue Bonds,
Series A-1,
5.25%, 07/01/2044	$ 2,000,000	$ 2,000,840
Atlanta Development Authority, Tax Allocation,
Series A,
5.00%, 04/01/2034 (B)	500,000	514,383
Atlanta Urban Residential Finance Authority, Revenue Bonds,
Series A, FNMA,
4.75%, 08/01/2044	1,600,000	1,638,257
Carrollton Independent School System, General Obligation Unlimited,
Series B,
6.00%, 04/01/2037 - 04/01/2038	2,220,000	2,868,011
City of Atlanta Water & Wastewater, Revenue Bonds,
5.00%, 11/01/2040	360,000	361,029
City of Fairburn Combined Public Utility, Revenue Bonds,
BAM,
5.00%, 10/01/2038	430,000	486,930
City of Social Circle Combined Public Utility, Revenue Bonds,
AG,
5.00%, 02/01/2034	605,000	697,173
DeKalb County Development Authority, Revenue Bonds,
Series A,
4.00%, 06/01/2035	250,000	250,683
Development Authority of Lagrange, Revenue Bonds,
4.50%, 10/15/2031	855,000	849,216
5.00%, 10/15/2052	450,000	376,145
Georgia Higher Education Facilities Authority, Revenue Bonds,
Series B,
5.00%, 01/01/2039 - 01/01/2040	2,895,000	3,245,528
Main Street Natural Gas, Inc., Revenue Bonds,
Series B, Fixed until 12/01/2029,
5.00% (A), 07/01/2053	2,500,000	2,647,083
Municipal Gas Authority of Georgia, Revenue Bonds,
BAM,
5.00%, 09/01/2038	550,000	621,547
Washington County Public Facilities Authority, Revenue Bonds,
BAM,
5.00%, 12/01/2036	150,000	174,192
		16,731,017
Idaho - 0.1%
Idaho Health Facilities Authority, Revenue Bonds,
Series A,
4.00%, 03/01/2040	785,000	776,424
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Idaho (continued)
Idaho Housing & Finance Association, Revenue Bonds,
Series A,
4.63%, 07/01/2029 (B)	$ 110,000	$ 110,825
5.00%, 05/01/2035	150,000	161,134
		1,048,383
Illinois - 6.9%
Chicago Board of Education, General Obligation Unlimited,
Series A, AG,
5.00%, 12/01/2026 - 12/01/2033	2,155,000	2,239,583
Series C, AG,
5.00%, 12/01/2027	300,000	311,143
Chicago Park District, General Obligation Unlimited,
Series D, BAM,
4.00%, 01/01/2035	185,000	189,053
City of Chicago, General Obligation Unlimited,
Series A, AG-CR,
5.00%, 01/01/2042 - 01/01/2044	11,675,000	11,970,866
Series E, BAM,
6.00%, 01/01/2043	1,720,000	1,942,903
City of Lake Forest, General Obligation Unlimited,
2.00%, 12/15/2029	2,660,000	2,577,990
City of Springfield Electric, Revenue Bonds,
BAM,
5.00%, 03/01/2026	875,000	876,690
Cook County School District No. 157 Hoover Schrum Memorial, General Obligation Unlimited,
Series A, AG,
Zero Coupon, 11/01/2031	1,360,000	1,123,630
Cook County School District No. 72 Skokie Fairview, General Obligation Limited,
Series A,
3.00%, 12/01/2034	225,000	218,428
County of Sangamon, General Obligation Limited,
BAM,
3.00%, 12/15/2038	825,000	761,875
Douglas Moultrie & Coles Counties Community Unit School District No. 305 Arthur, General Obligation Unlimited,
BAM,
5.00%, 12/01/2037	805,000	894,758
Illinois Finance Authority, Revenue Bonds,
4.00%, 10/15/2037	6,700,000	6,387,102
5.00%, 10/01/2034	345,000	364,300
5.00%, 12/01/2036	750,000	751,349
Series A,
4.00%, 07/15/2036 - 08/15/2037	4,780,000	4,849,613
5.00%, 11/01/2029	4,340,000	4,397,263
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Illinois Housing Development Authority, Revenue Bonds,
FNMA,
2.63%, 09/01/2032	$ 1,318,024	$ 1,253,300
Illinois Sports Facilities Authority, Revenue Bonds,
BAM-TCRS,
5.00%, 06/15/2028	1,240,000	1,299,542
Metropolitan Water Reclamation District of Greater Chicago, General Obligation Unlimited,
Series A,
5.00%, 12/01/2028	165,000	168,353
Northeastern Illinois University, Certificate of Participation,
BAM,
5.00%, 07/01/2028 - 07/01/2030	990,000	1,042,608
Northern Illinois University, Certificate of Participation,
BAM,
5.50%, 04/01/2049	3,015,000	3,148,003
Northern Illinois University, Revenue Bonds,
Series B, BAM,
4.00%, 04/01/2036 - 04/01/2041	1,115,000	1,123,980
Regional Transportation Authority, Revenue Bonds,
Series A, NATL,
6.00%, 07/01/2033	365,000	423,949
Sales Tax Securitization Corp., Revenue Bonds,
Series A, BAM-TCRS,
5.00%, 01/01/2040	2,000,000	2,221,989
Sangamon County School District No. 186 Springfield, General Obligation Unlimited,
BAM,
5.00%, 06/01/2044	750,000	794,796
South Suburban College Community School District No. 510, General Obligation Limited,
BAM-TCRS,
Zero Coupon, 12/01/2033	350,000	265,140
Southern Illinois University, Certificate of Participation,
Series A, AG,
5.00%, 02/15/2027 - 02/15/2029	2,600,000	2,700,589
Series A-1, BAM,
4.00%, 02/15/2026	455,000	455,143
Southwestern Illinois Development Authority, Revenue Bonds,
Series B, BAM-TCRS,
5.00%, 10/15/2026	800,000	801,699
St. Clair County Community Unit School District No. 187 Cahokia, General Obligation Unlimited,
Series B, AG,
5.00%, 01/01/2042 - 01/01/2044	800,000	832,548
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
St. Clair County School District No. 118 Belleville, General Obligation Unlimited,
BAM,
5.50%, 12/01/2037 - 12/01/2039	$ 2,510,000	$ 2,848,372
Stephenson County School District No. 145 Freeport, General Obligation Unlimited,
Series C, AG,
5.00%, 10/01/2045	600,000	622,138
United City of Yorkville, General Obligation Unlimited,
Series B,
4.25%, 12/30/2044	1,000,000	1,000,101
Village of Lyons, General Obligation Unlimited,
Series B, BAM,
5.00%, 12/01/2032	125,000	125,234
Village of Stone Park, General Obligation Unlimited,
Series B, BAM,
5.25%, 02/01/2043	1,165,000	1,242,405
Whiteside Bureau & Henry Counties Community Unit School District No. 3, General Obligation Unlimited,
AG,
5.00%, 12/01/2031 - 12/01/2032	400,000	451,785
Will County Community Unit School District No. 201-U Crete-Monee, General Obligation Limited,
Series E, AG,
5.25%, 09/01/2042	1,885,000	2,020,310
		64,698,530
Indiana - 8.4%
Bloomington Redevelopment District, Tax Allocation,
AG,
5.00%, 02/01/2040	515,000	567,363
Brownsburg School Building Corp., Revenue Bonds,
5.00%, 07/15/2038 - 07/15/2042	2,700,000	2,990,775
Cloverdale High School Building Corp., Revenue Bonds,
5.00%, 07/15/2042	760,000	820,604
Danville Multi-School Building Corp., Revenue Bonds,
Series B,
5.00%, 07/15/2043	2,590,000	2,763,161
Fishers Town Hall Building Corp., Revenue Bonds,
Series A, BAM,
5.75%, 07/15/2058	4,280,000	4,703,728
Gary Chicago International Airport Authority, Tax Allocation,
AG,
5.00%, 02/01/2037	775,000	843,988
Greater Jasper School Building Corp., Revenue Bonds,
5.00%, 07/15/2038 - 07/15/2041	1,945,000	2,146,781
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Indiana (continued)
Hamilton County Hospital Association, Revenue Bonds,
Series A,
5.00%, 07/15/2037	$ 1,395,000	$ 1,573,705
Hancock County Redevelopment Authority, Revenue Bonds,
5.00%, 08/15/2036	675,000	775,554
Indiana Finance Authority, Revenue Bonds,
AG,
5.00%, 01/01/2042	1,295,000	1,351,489
Series A,
3.00%, 11/01/2030	3,620,000	3,579,563
Series B,
2.50%, 11/01/2030	2,450,000	2,369,163
3.00%, 11/01/2030	4,645,000	4,581,040
Series D, Fixed until 10/01/2031,
5.00% (A), 10/01/2063	1,765,000	1,965,481
IPS Multi-School Building Corp., Revenue Bonds,
5.00%, 07/15/2037 - 07/15/2043	8,220,000	9,074,297
Northwestern Consolidated School Building Corp., Revenue Bonds,
5.00%, 07/15/2040	695,000	757,571
Penn High School Building Corp., Revenue Bonds,
5.00%, 07/15/2037 - 07/15/2042	1,280,000	1,421,159
Posey County Redevelopment Authority, Revenue Bonds,
5.00%, 01/15/2031	190,000	209,719
Salem Middle School Building Corp., Revenue Bonds,
5.00%, 07/15/2034 - 01/15/2041	1,545,000	1,708,194
Southmont School Building Corp., Revenue Bonds,
5.00%, 01/15/2045	475,000	498,479
Southwest Allen Multi School Building Corp., Revenue Bonds,
5.00%, 07/15/2039	700,000	780,944
Southwest Dubois County Multi-School Building Corp., Revenue Bonds,
5.00%, 07/15/2041	1,310,000	1,441,899
Terre Haute Sanitary District, Revenue Bonds,
BAM,
5.00%, 07/01/2037 - 07/01/2042	3,715,000	4,005,894
Town of Huntertown Sewage Works, Revenue Bonds,
BAM,
5.00%, 01/01/2039	1,295,000	1,436,729
Warrick County Industrial Building Corp., Revenue Bonds,
5.00%, 08/01/2038	2,980,000	3,283,113
Westfield High School Building Corp., Revenue Bonds,
Series B,
5.00%, 07/15/2031 - 07/15/2037	9,940,000	11,288,836
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Indiana (continued)
Westfield-Washington Multi-School Building Corp., Revenue Bonds,
Series A,
5.00%, 01/15/2032 - 01/15/2038	$ 7,725,000	$ 8,749,759
Series B,
5.00%, 07/15/2042 - 01/15/2045	3,095,000	3,320,661
		79,009,649
Iowa - 0.2%
Le Mars Community School District, General Obligation Unlimited,
AG,
4.00%, 06/01/2038	1,005,000	1,030,940
Sheldon Community School District School Infrastructure Sales Services & Use Tax, Revenue Bonds,
BAM,
5.00%, 06/01/2036	590,000	635,388
		1,666,328
Kansas - 0.5%
Cowley County Unified School District No. 470 Arkansas City, General Obligation Unlimited,
BAM,
5.00%, 09/01/2045 (E)	900,000	951,142
Franklin County Unified School District No. 288 Central Heights, General Obligation Unlimited,
BAM,
5.50%, 09/01/2047 (E)	400,000	428,638
Kansas Development Finance Authority, Revenue Bonds,
Series C-1, BAM-TCRS,
5.00%, 09/01/2041	1,050,000	1,134,115
University of Kansas Hospital Authority, Revenue Bonds,
5.00%, 09/01/2033	1,880,000	1,887,213
		4,401,108
Kentucky - 0.3%
Kentucky Municipal Power Agency, Revenue Bonds,
Series A, Fixed until 03/01/2026,
3.45% (A), 09/01/2042	2,000,000	1,999,958
University of Louisville, Revenue Bonds,
Series A,
5.00%, 09/01/2043	885,000	952,881
		2,952,839
Louisiana - 0.8%
City of Shreveport Water & Sewer, Revenue Bonds,
AG,
5.00%, 12/01/2038 - 12/01/2040	3,250,000	3,644,110
Series B, AG,
5.00%, 12/01/2027	500,000	519,098
Series C, BAM,
5.00%, 12/01/2027	300,000	311,459
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Louisiana (continued)
Louisiana Housing Corp., Revenue Bonds,
Series B, GNMA, FNMA, FHLMC,
1.15%, 06/01/2028	$ 550,000	$ 521,943
Louisiana Public Facilities Authority, Revenue Bonds,
5.00%, 07/01/2022 - 07/01/2027 (F)(G)	3,160,000	1,279,800
AG,
5.00%, 07/01/2039	500,000	559,480
New Orleans Aviation Board, Revenue Bonds,
AG,
5.00%, 01/01/2029	700,000	731,756
St. John Baptist Parish Law Enforcement District, Special Tax,
AG,
5.25%, 03/01/2045	115,000	122,194
		7,689,840
Maine - 0.3%
Finance Authority of Maine, Revenue Bonds,
Series A, AG,
4.75%, 12/01/2035	500,000	522,946
Maine State Housing Authority, Revenue Bonds,
Series E,
4.45%, 11/15/2038	2,045,000	2,144,976
		2,667,922
Maryland - 1.6%
County of Baltimore, General Obligation Unlimited,
5.00%, 03/01/2036	2,730,000	3,007,411
Maryland Environmental Service, Revenue Bonds,
5.00%, 11/01/2037 - 11/01/2038	3,395,000	3,904,767
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds,
AG,
5.00%, 07/01/2043	945,000	1,021,778
AG-CR,
5.00%, 07/01/2034	745,000	847,335
Series A,
5.00%, 05/15/2036 - 05/15/2040	4,575,000	5,425,097
Series C, AG,
5.00%, 07/01/2035 - 07/01/2043	1,060,000	1,176,660
		15,383,048
Massachusetts - 2.3%
Massachusetts Development Finance Agency, Revenue Bonds,
5.00%, 10/01/2039	250,000	256,406
AG-CR,
4.00%, 07/01/2046	4,320,000	3,881,726
Series B, Fixed until 02/18/2031,
5.00% (A), 08/15/2055	780,000	852,240
Series D,
4.00%, 07/01/2045	160,000	142,208
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Massachusetts (continued)
Massachusetts Development Finance Agency, Revenue Bonds, (continued)
5.00%, 07/01/2044	$ 605,000	$ 598,409
Series E,
4.00%, 07/01/2038	1,090,000	1,083,678
5.00%, 07/01/2031 - 07/01/2035	3,985,000	4,005,761
Series F,
5.00%, 07/01/2044 - 07/01/2045	6,500,000	6,991,916
Series G,
5.00%, 07/01/2027	1,020,000	1,045,668
Series H, AG,
5.25%, 10/01/2033	210,000	219,432
Series I,
5.00%, 07/01/2030	1,115,000	1,125,933
Series K,
5.00%, 07/01/2038	170,000	171,810
Series N, AG,
5.00%, 07/01/2034	1,010,000	1,170,430
		21,545,617
Michigan - 0.6%
Detroit Wayne County Stadium Authority, Revenue Bonds,
AG,
5.00%, 10/01/2026	690,000	690,633
Eastern Michigan University, Revenue Bonds,
BAM,
5.00%, 03/01/2039	845,000	949,378
Series A, AG,
4.00%, 03/01/2044	310,000	292,017
Four Lakes Special Assessment District, Special Assessment,
5.00%, 06/01/2035	1,045,000	1,163,940
Grosse Ile Township School District, General Obligation Unlimited,
Series II,
5.00%, 05/01/2042	400,000	439,172
Michigan Strategic Fund, Revenue Bonds,
5.00%, 11/15/2049	2,150,000	2,020,858
		5,555,998
Minnesota - 2.1%
Big Lake Economic Development Authority, Revenue Bonds,
Series A,
5.00%, 02/01/2044 - 02/01/2045 (E)	1,350,000	1,411,389
City of Burnsville, General Obligation Unlimited,
Series A,
2.30%, 12/20/2028	800,000	789,049
City of Coon Rapids, Revenue Bonds,
Series M, FNMA,
5.60%, 12/01/2039	1,733,876	1,975,252
City of Red Wing, Revenue Bonds,
Series A,
5.00%, 08/01/2047	655,000	564,971
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Minnesota (continued)
County of Carlton, General Obligation Unlimited,
Series A,
5.00%, 02/01/2035	$ 170,000	$ 189,954
County of Renville, General Obligation Unlimited,
Series B,
5.00%, 02/01/2028	505,000	515,178
Duluth Economic Development Authority, Revenue Bonds,
4.00%, 07/01/2041	905,000	797,040
Duluth Independent School District No. 709, Certificate of Participation,
Series B,
5.00%, 02/01/2034	690,000	784,599
Duluth Independent School District No. 709, General Obligation Unlimited,
Series A,
Zero Coupon, 02/01/2032 - 02/01/2034	4,675,000	3,787,951
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Revenue Bonds,
5.00%, 07/01/2028	2,355,000	2,481,620
Series A,
5.00%, 12/01/2030	195,000	195,208
Kenyon Wanamingo Independent School District No. 2172, General Obligation Unlimited,
Series A,
4.00%, 02/01/2037 - 02/01/2038	1,270,000	1,275,205
4.13%, 02/01/2039 - 02/01/2040	2,835,000	2,839,138
Maccray Independent School District No. 2180, General Obligation Unlimited,
Series A,
2.00%, 02/01/2033	225,000	204,224
St. Paul Port Authority, Revenue Bonds,
Series 1,
5.00%, 10/01/2043	1,065,000	1,124,490
Township of Baytown, Revenue Bonds,
Series A,
4.00%, 08/01/2036	520,000	492,337
		19,427,605
Mississippi - 0.4%
Mississippi Development Bank, Revenue Bonds,
BAM,
5.00%, 05/01/2041	840,000	918,463
AG,
6.88%, 12/01/2040	3,160,000	3,215,838
		4,134,301
Missouri - 0.7%
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds,
Series A,
5.00%, 02/01/2029 - 11/15/2035	2,645,000	2,763,951
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Missouri (continued)
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds, (continued)
Series B, Fixed until 05/01/2026,
4.00% (A), 05/01/2051	$ 460,000	$ 461,608
Kansas City Industrial Development Authority, Revenue Bonds,
Series 2024 A-1,
5.00%, 06/01/2054 (B)	800,000	769,217
Lebanon Reorganized School District No. R-3, General Obligation Unlimited,
5.50%, 03/01/2045	320,000	352,417
St. Charles County Industrial Development Authority, Revenue Bonds,
FNMA,
4.65%, 04/01/2043	2,173,263	2,244,213
		6,591,406
Montana - 0.4%
Big Sky Resort Area District, Revenue Bonds,
AG,
5.00%, 07/01/2042 - 07/01/2045	1,000,000	1,082,760
Bigfork Rural Fire District, General Obligation Unlimited,
AG,
5.00%, 07/01/2041 - 07/01/2042 (E)	1,065,000	1,175,433
City of Belgrade Water System, Revenue Bonds,
AG,
5.00%, 07/01/2039	560,000	626,084
Montana State Board of Regents, Revenue Bonds,
AG,
5.00%, 11/15/2044	590,000	633,264
		3,517,541
Nevada - 0.1%
Sparks Tourism Improvement District No. 1, Revenue Bonds,
3.88%, 06/15/2028	1,000,000	1,005,139
New Hampshire - 1.3%
New Hampshire Business Finance Authority, Revenue Bonds,
Zero Coupon, 12/01/2031 (B)	7,000,000	4,817,645
Series 2025-A,
5.00%, 06/01/2030 - 06/01/2031	450,000	492,473
Series A, BAM,
5.25%, 12/01/2041 - 06/01/2051	5,025,000	5,286,947
New Hampshire Health & Education Facilities Authority Act, Revenue Bonds,
5.00%, 08/01/2038	1,245,000	1,410,484
		12,007,549
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey - 2.0%
Casino Reinvestment Development Authority, Inc., Revenue Bonds,
Series A, AG,
5.00%, 11/01/2037	$ 900,000	$ 1,013,983
Essex County Improvement Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2035 (F)(G)	535,000	240,750
Montclair Public Schools, General Obligation Unlimited,
3.00%, 01/15/2033	485,000	491,554
4.00%, 08/01/2035	185,000	198,951
New Brunswick Parking Authority, Revenue Bonds,
Series A,
5.00%, 09/01/2039	1,000,000	1,009,038
New Jersey Economic Development Authority, Revenue Bonds,
Series A,
4.25%, 09/01/2027 (B)	110,000	110,776
5.00%, 09/01/2037 (B)	750,000	756,500
Series A, BAM,
5.00%, 07/01/2027	1,000,000	1,030,421
New Jersey Educational Facilities Authority, Revenue Bonds,
Series C,
5.00%, 07/01/2031	1,165,000	1,166,368
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
5.00%, 07/01/2029	395,000	427,518
New Jersey Transportation Trust Fund Authority, Revenue Bonds,
Series A, BAM-TCRS,
Zero Coupon, 12/15/2027	5,385,000	5,147,786
Newark Housing Authority, Revenue Bonds,
NATL,
5.00%, 01/01/2032	760,000	822,743
Somerville School District, General Obligation Unlimited,
1.25%, 05/15/2027	1,000,000	981,847
South Jersey Transportation Authority, Revenue Bonds,
Series A, BAM,
5.00%, 11/01/2026 - 11/01/2038	1,060,000	1,193,221
Toms River Board of Education, General Obligation Unlimited,
3.00%, 07/15/2035 - 07/15/2037	1,110,000	993,639
Township of Weehawken, General Obligation Unlimited,
Series A, BAM,
4.25%, 07/01/2027 - 07/01/2028	2,910,000	3,013,484
		18,598,579
New Mexico - 0.2%
County of Santa Fe, Revenue Bonds,
Fixed until 06/01/2028,
3.29% (A), 12/10/2049	2,200,000	2,216,535
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York - 5.7%
Albany Capital Resource Corp., Revenue Bonds,
Series A,
5.00%, 05/01/2038	$ 750,000	$ 850,905
Brooklyn Arena Local Development Corp., Revenue Bonds,
Series A, AG,
3.00%, 07/15/2036	250,000	228,750
4.00%, 07/15/2035	1,000,000	1,006,069
Broome County Local Development Corp., Revenue Bonds,
AG,
4.00%, 04/01/2038 - 04/01/2039	1,300,000	1,310,772
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds,
3.88%, 08/01/2027	1,115,000	1,116,849
Clinton County Capital Resource Corp., Revenue Bonds,
5.00%, 07/01/2046 (B)	700,000	720,764
Corning City School District, General Obligation Unlimited,
4.00%, 06/15/2038	20,000	20,873
Genesee County Funding Corp., Revenue Bonds,
Series A,
5.00%, 12/01/2040 - 12/01/2043	2,245,000	2,370,089
Island Trees Union Free School District, General Obligation Unlimited,
2.00%, 05/15/2032	1,075,000	989,074
Monroe County Industrial Development Corp., Revenue Bonds,
Series A,
5.00%, 12/01/2032	1,250,000	1,252,092
New York City Municipal Water Finance Authority, Revenue Bonds,
Series AA-6, Fixed until 01/30/2026,
3.25% (A), 06/15/2048	12,000,000	12,000,000
Series CC-1,
5.25%, 06/15/2054	1,295,000	1,357,632
New York City Transitional Finance Authority Future Tax Secured, Revenue Bonds,
Series D,
5.50%, 05/01/2052	300,000	319,767
New York State Dormitory Authority, Revenue Bonds,
5.00%, 08/15/2039	435,000	487,404
5.25%, 10/01/2049	990,000	997,781
AG,
5.00%, 07/01/2035 - 07/01/2036	1,800,000	2,117,379
5.25%, 07/01/2041	460,000	515,715
5.50%, 10/01/2054	4,610,000	4,897,787
Series A,
5.50%, 07/01/2054	6,520,000	7,063,246
Series A-1,
4.00%, 07/01/2043	2,000,000	1,980,975
Series A-1, AG,
5.25%, 07/01/2043	235,000	258,867
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
New York State Energy Research & Development Authority, Revenue Bonds,
Series C,
4.00%, 04/01/2034	$ 185,000	$ 193,349
New York State Housing Finance Agency, Revenue Bonds,
Series D-2, Fixed until 02/20/2026,
3.10% (A), 05/01/2062	135,000	135,018
New York State Thruway Authority, Revenue Bonds,
Series A,
5.00%, 01/01/2044 - 03/15/2044	1,500,000	1,627,414
Series O,
4.00%, 01/01/2038	1,125,000	1,145,216
Oneida County Local Development Corp., Revenue Bonds,
AG,
5.00%, 12/01/2026 - 12/01/2029	4,350,000	4,378,361
Westchester County Local Development Corp., Revenue Bonds,
AG,
5.00%, 11/01/2047	2,240,000	2,289,100
5.75%, 11/01/2049 - 11/01/2053	1,810,000	1,950,863
		53,582,111
North Carolina - 0.6%
North Carolina Medical Care Commission, Revenue Bonds,
Series A,
4.00%, 02/01/2036	1,640,000	1,697,141
5.25%, 11/01/2046	1,000,000	1,029,634
Series B-1,
2.55%, 09/01/2026	1,550,000	1,542,173
4.00%, 11/01/2031	1,000,000	1,003,392
North Carolina Turnpike Authority, Revenue Bonds,
AG,
4.00%, 01/01/2037	80,000	80,952
		5,353,292
North Dakota - 1.2%
City of Grand Forks, General Obligation Unlimited,
Series B,
2.25%, 12/01/2027	310,000	306,807
3.00%, 12/01/2035	430,000	411,430
City of Grand Forks, Revenue Bonds,
AG-CR,
4.00%, 12/01/2037 - 12/01/2046	2,560,000	2,459,307
5.00%, 12/01/2033	55,000	60,716
Series A, AG,
5.00%, 12/01/2040 - 12/01/2042	640,000	682,822
City of Horace, General Obligation Unlimited,
Series B,
4.85%, 08/01/2026	1,100,000	1,100,521
Series C,
4.50%, 05/01/2039	1,640,000	1,689,807
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
North Dakota (continued)
City of Horace, General Obligation Unlimited, (continued)
4.75%, 05/01/2044	$ 1,100,000	$ 1,102,968
5.00%, 05/01/2050	610,000	604,135
Mandan Public School District No. 1, General Obligation Unlimited,
2.00%, 08/01/2034	1,685,000	1,458,873
Williston Parks & Recreation District, Revenue Bonds,
Series A, AG,
5.00%, 12/01/2034	950,000	1,094,779
		10,972,165
Ohio - 3.4%
Bedford City School District, General Obligation Unlimited,
BAM,
5.50%, 12/01/2029	500,000	557,048
City of Chillicothe, Revenue Bonds,
4.00%, 12/01/2042	110,000	101,321
City of Norwood, Tax Allocation,
4.38%, 12/01/2030	475,000	482,124
5.00%, 12/01/2041	350,000	359,869
Clermont County Port Authority, Revenue Bonds,
BAM,
5.00%, 12/01/2032	2,200,000	2,203,492
Columbus Metropolitan Housing Authority, Revenue Bonds,
Series D,
4.00%, 11/01/2035	1,825,000	1,819,502
Series F,
4.00%, 12/01/2035	2,000,000	1,990,777
Columbus-Franklin County Finance Authority, Revenue Bonds,
FNMA,
4.82%, 11/01/2043	200,000	211,339
County of Butler, Revenue Bonds,
BAM-TCRS,
3.63%, 11/15/2038	200,000	185,271
County of Fayette, Revenue Bonds,
AG,
5.25%, 12/01/2028 - 12/01/2030	590,000	641,118
County of Franklin, Revenue Bonds,
Series A,
5.00%, 11/01/2035 - 11/01/2036	1,775,000	2,092,724
County of Hamilton, Revenue Bonds,
5.00%, 01/01/2036	1,000,000	1,000,833
5.25%, 01/01/2035	415,000	458,098
County of Warren, Revenue Bonds,
5.00%, 07/01/2032 - 07/01/2049	2,505,000	2,502,356
Kings Local School District, General Obligation Unlimited,
5.50%, 12/01/2062	1,870,000	1,971,764
North Ridgeville City School District, General Obligation Unlimited,
5.50%, 12/01/2057	955,000	981,752
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
Northeast Ohio Medical University, Revenue Bonds,
BAM,
5.00%, 12/01/2038 - 12/01/2040	$ 765,000	$ 810,650
Ohio Air Quality Development Authority, Revenue Bonds,
Series A, Fixed until 10/01/2029,
2.40% (A), 12/01/2038	115,000	110,408
Ohio Higher Educational Facility Commission, Revenue Bonds,
4.00%, 07/01/2032	150,000	157,532
Series A,
3.13%, 12/01/2030	175,000	175,011
Ohio Housing Finance Agency, Revenue Bonds,
Series D, GNMA, FNMA, FHLMC,
5.25%, 09/01/2045	1,925,000	2,059,102
Series K, GNMA, FNMA, FHLMC,
3.35%, 09/01/2039	200,000	189,461
State of Ohio, Revenue Bonds,
Series A,
5.00%, 01/15/2033	2,910,000	3,286,502
Summit County Development Finance Authority, Revenue Bonds,
3.00%, 11/15/2035	2,785,000	2,688,077
Toledo-Lucas County Port Authority, Revenue Bonds,
Series B,
3.25%, 05/15/2040	830,000	723,249
University of Akron, Revenue Bonds,
Series A, BAM,
5.00%, 01/01/2033	1,270,000	1,435,483
Warren County Port Authority, Revenue Bonds,
Series C,
3.00%, 12/01/2031	1,160,000	1,112,302
Series D,
6.50%, 12/01/2040	1,140,000	1,280,098
West Central Ohio Port Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2035	600,000	648,437
		32,235,700
Oklahoma - 1.0%
Love County Educational Facilities Authority, Revenue Bonds,
4.50%, 09/01/2034	335,000	339,145
Muskogee County Public Safety Authority, Revenue Bonds,
4.00%, 12/01/2032	1,000,000	1,025,587
Oklahoma County Finance Authority, Revenue Bonds,
BAM,
5.00%, 10/01/2044	2,150,000	2,274,336
Pontotoc County Educational Facilities Authority, Revenue Bonds,
4.00%, 09/01/2034	625,000	651,633
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Oklahoma (continued)
Tulsa Metropolitan Utility Authority, Revenue Bonds,
Series A,
4.00%, 04/01/2037	$ 295,000	$ 306,836
University of Oklahoma, Revenue Bonds,
Series A, BAM,
5.00%, 07/01/2036 - 07/01/2038	4,050,000	4,638,889
		9,236,426
Oregon - 0.6%
Hillsboro School District No. 1J, General Obligation Unlimited,
1.50%, 06/15/2029	395,000	377,122
Lincoln County School District, General Obligation Unlimited,
0.00 (C), 06/15/2032 - 06/15/2038	1,865,000	2,073,874
State of Oregon Housing & Community Services Department, Revenue Bonds,
Series A,
2.45%, 07/01/2034	3,090,000	2,819,221
Series K-1, FNMA,
4.33%, 11/01/2043	570,000	567,378
		5,837,595
Pennsylvania - 2.0%
Antietam School District, General Obligation Limited,
5.00%, 04/01/2043	35,000	36,912
Bensalem Township School District, General Obligation Unlimited,
5.00%, 06/01/2028	910,000	911,993
Bucks County Industrial Development Authority, Revenue Bonds,
5.00%, 10/01/2033	825,000	842,319
Chester County Industrial Development Authority, Revenue Bonds,
Series A, BAM,
5.00%, 08/01/2039	3,970,000	4,269,588
Coatesville School District, General Obligation Limited,
5.25%, 11/15/2039	510,000	571,920
Series B,
Zero Coupon, 10/01/2034	1,040,000	742,587
Series C,
Zero Coupon, 10/01/2033	900,000	671,301
County of Lackawanna, General Obligation Unlimited,
BAM,
5.25%, 11/01/2039	295,000	325,221
County of Lehigh, Revenue Bonds,
AG-CR,
4.00%, 07/01/2039	850,000	860,715
Cumberland County Municipal Authority, Revenue Bonds,
5.00%, 01/01/2029	435,000	448,417
General Authority of Southcentral Pennsylvania, Revenue Bonds,
4.00%, 12/01/2030	1,170,000	1,170,213
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Hospitals & Higher Education Facilities Authority of Philadelphia, Revenue Bonds,
AG,
5.00%, 07/01/2035	$ 1,185,000	$ 1,320,080
Lancaster Industrial Development Authority, Revenue Bonds,
4.00%, 12/01/2044	555,000	488,842
Montgomery County Industrial Development Authority, Revenue Bonds,
5.00%, 11/15/2036	200,000	202,304
Pennsylvania Housing Finance Agency, Revenue Bonds,
Series 121,
2.25%, 10/01/2026	105,000	104,647
Series 132A,
2.20%, 10/01/2032	100,000	92,515
Series 146A,
4.50%, 10/01/2044	875,000	880,733
School District of Philadelphia, General Obligation Limited,
Series F,
5.00%, 09/01/2033	435,000	440,744
State Public School Building Authority, Revenue Bonds,
Series A,
5.00%, 06/01/2032	2,295,000	2,333,259
Series A, AG,
5.00%, 12/01/2043	2,190,000	2,261,421
		18,975,731
Puerto Rico - 0.3%
Children's Trust Fund, Revenue Bonds,
5.63%, 05/15/2043	125,000	126,619
Puerto Rico Electric Power Authority, Revenue Bonds,
Series SS, AG,
4.38%, 07/01/2030	145,000	143,425
5.00%, 07/01/2030	2,100,000	2,100,425
Series UU, AG,
4.25%, 07/01/2027	20,000	19,892
Series VV, AG,
5.25%, 07/01/2027	40,000	40,335
Puerto Rico Municipal Finance Agency, Revenue Bonds,
Series A, AG,
5.00%, 08/01/2027	280,000	280,858
		2,711,554
Rhode Island - 1.1%
Providence Public Building Authority, Revenue Bonds,
Series A, AG,
5.25%, 09/15/2044	475,000	509,744
Rhode Island Health & Educational Building Corp., Revenue Bonds,
Series D,
5.50%, 05/15/2049	1,365,000	1,475,462
Series F,
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Rhode Island (continued)
Rhode Island Health & Educational Building Corp., Revenue Bonds, (continued)
5.50%, 05/15/2052	$ 1,675,000	$ 1,763,597
Series H,
5.00%, 05/15/2040 - 05/15/2045	6,275,000	6,785,189
		10,533,992
South Carolina - 0.3%
Charleston Housing Authority, Revenue Bonds,
5.00%, 09/01/2035	720,000	767,539
South Carolina Jobs-Economic Development Authority, Revenue Bonds,
5.00%, 10/01/2026 (B)	435,000	438,136
Series A,
5.25%, 11/01/2043	1,000,000	1,088,083
5.50%, 11/01/2049 - 11/01/2050	625,000	665,768
		2,959,526
South Dakota - 0.0% *
Brookings School District No. 005-1, General Obligation Limited,
AG,
5.50%, 06/15/2043	445,000	496,146
Tennessee - 1.9%
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds,
5.00%, 10/01/2027	550,000	550,358
Series A-1,
4.00%, 08/01/2044	1,100,000	1,007,393
City of Jackson, Revenue Bonds,
5.00%, 04/01/2029	75,000	75,056
Hamilton County & Chattanooga Sports Authority, Revenue Bonds,
Series A,
5.50%, 12/01/2039	930,000	1,092,152
Knox County Health Educational & Housing Facility Board, Revenue Bonds,
Series A-1, BAM,
5.00%, 07/01/2038 - 07/01/2043	2,305,000	2,438,418
5.50%, 07/01/2054 - 07/01/2059	7,460,000	7,816,146
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds,
Series B, FNMA, Fixed until 02/01/2026,
3.85% (A), 02/01/2048	400,000	400,000
New Memphis Arena Public Building Authority, Revenue Bonds,
0.00% (C), 04/01/2029	550,000	568,007
Rutherford County Health & Educational Facilities Board, Revenue Bonds,
Series A-1, BAM,
5.00%, 07/01/2045	1,000,000	1,019,107
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Tennessee (continued)
Shelby County Health Educational & Housing Facilities Board, Revenue Bonds,
Series A, AG,
5.00%, 06/01/2029 - 06/01/2032	$ 2,355,000	$ 2,593,957
		17,560,594
Texas - 13.5%
Arlington Higher Education Finance Corp., Revenue Bonds,
Series A,
4.00%, 08/15/2034	750,000	784,891
Audubon Municipal Utility District No. 1, General Obligation Unlimited,
BAM,
4.00%, 09/01/2033 - 09/01/2034	680,000	707,158
Banquete Independent School District, General Obligation Unlimited,
5.00%, 08/01/2043	450,000	481,874
Baybrook Municipal Utility District No. 1, General Obligation Unlimited,
BAM,
4.25%, 05/01/2034	485,000	507,523
Borger Junior College District, Revenue Bonds,
AG,
5.00%, 04/15/2046 (E)	625,000	652,703
Brazoria County Municipal Utility District No. 83, General Obligation Unlimited,
BAM,
6.50%, 11/01/2032	90,000	104,229
Brookfield Water Control & Improvement District, General Obligation Unlimited,
AG,
4.00%, 09/01/2045	1,075,000	999,300
Cedar Port Navigation & Improvement District, General Obligation Unlimited,
4.50%, 03/01/2031	250,000	270,481
Central Texas Turnpike System, Revenue Bonds,
Series C,
5.00%, 08/15/2038	725,000	822,652
City of Beeville, General Obligation Limited,
AG,
5.00%, 08/15/2039 - 08/15/2045	3,925,000	4,232,624
City of Celina, Special Assessment,
AG,
5.00%, 09/01/2045	1,400,000	1,426,890
City of Decatur, General Obligation Limited,
BAM,
5.00%, 03/01/2045	2,000,000	2,097,013
City of Floresville, General Obligation Limited,
BAM,
5.00%, 09/01/2040	1,000,000	1,109,134
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
City of Garland Electric Utility System, Revenue Bonds,
AG,
5.00%, 03/01/2044 - 03/01/2045	$ 775,000	$ 834,296
City of Odessa, General Obligation Limited,
4.00%, 03/01/2039	2,665,000	2,647,590
City of Port Arthur, General Obligation Limited,
BAM,
5.00%, 08/15/2042	1,345,000	1,461,880
City of Rowlett, Special Assessment,
3.13%, 09/15/2031 (B)	104,000	97,898
City of Seguin, General Obligation Limited,
5.50%, 09/01/2049	4,940,000	5,347,691
City of Temple, Tax Allocation,
BAM,
5.00%, 08/01/2028 - 08/01/2032	895,000	994,583
Clear Lake City Water Authority, General Obligation Unlimited,
Series A, AG,
6.00%, 03/01/2036	500,000	562,889
Clifton Higher Education Finance Corp., Revenue Bonds,
3.00%, 08/15/2035	1,405,000	1,385,682
5.00%, 04/01/2036 - 04/01/2041	1,710,000	1,876,722
5.25%, 08/15/2044	580,000	615,676
Series A,
5.00%, 02/15/2028 - 08/15/2035	3,320,000	3,538,893
Series B, Fixed until 02/15/2030,
4.00% (A), 02/15/2055	1,240,000	1,302,694
Collin County Municipal Utility District No. 2, General Obligation Unlimited,
BAM,
4.00%, 09/01/2036	785,000	811,237
Comal County Water Control & Improvement District No. 6, General Obligation Unlimited,
AG,
6.50%, 09/01/2029 - 09/01/2032	110,000	128,938
Crockett County Consolidated Common School District No. 1, General Obligation Unlimited,
AG,
5.00%, 08/15/2028	1,000,000	1,001,842
Crystal City Independent School District, General Obligation Unlimited,
5.00%, 02/15/2040 (E)	500,000	567,102
Dallas County Municipal Utility District No. 4, General Obligation Unlimited,
BAM,
6.75%, 03/01/2031	140,000	161,705
Dallas Metrocare Services, Revenue Bonds,
5.00%, 11/01/2032 - 11/01/2042	4,485,000	4,968,099
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Denton Independent School District, General Obligation Unlimited,
Series B2, Fixed until 08/15/2030,
4.00% (A), 08/15/2055	$ 2,630,000	$ 2,799,233
Eagle Mountain & Saginaw Independent School District, General Obligation Unlimited,
Fixed until 08/01/2027,
4.00% (A), 08/01/2050, Fixed until 08/01/2027	1,700,000	1,734,874
East Montgomery County Municipal Utility District No. 4, General Obligation Unlimited,
AG,
6.50%, 04/01/2031	275,000	315,523
East Montgomery County Municipal Utility District No. 5, General Obligation Unlimited,
BAM,
4.00%, 09/01/2046	195,000	179,711
Emerald Forest Utility District, General Obligation Unlimited,
AG,
1.50%, 09/01/2035 - 09/01/2036	390,000	319,077
Fort Bend County Municipal Utility District No. 134D, General Obligation Unlimited,
AG,
4.00%, 09/01/2034	635,000	659,082
Fort Bend County Municipal Utility District No. 134F, General Obligation Unlimited,
BAM,
4.00%, 09/01/2034	350,000	362,667
Fort Bend County Municipal Utility District No. 169, General Obligation Unlimited,
AG,
3.00%, 12/01/2035	1,050,000	1,012,585
Fort Bend County Municipal Utility District No. 176, General Obligation Unlimited,
AG,
6.50%, 09/01/2031	225,000	259,564
Fort Bend County Municipal Utility District No. 184, General Obligation Unlimited,
AG,
4.00%, 04/01/2032 - 04/01/2034	1,040,000	1,078,005
Fort Bend County Municipal Utility District No. 198, General Obligation Unlimited,
AG,
4.25%, 09/01/2040 - 09/01/2041	320,000	324,166
Series A, AG,
4.25%, 09/01/2041	175,000	177,016
Fort Bend County Municipal Utility District No. 222, General Obligation Unlimited,
AG,
5.00%, 07/01/2032	140,000	154,477
Fort Bend County Municipal Utility District No. 253, General Obligation Unlimited,
BAM,
5.38%, 09/01/2034	255,000	280,104
6.63%, 09/01/2032	230,000	266,337
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Fort Stockton Independent School District, General Obligation Limited,
5.00%, 08/01/2033 - 08/01/2038	$ 2,155,000	$ 2,158,119
Galveston County Municipal Utility District No. 59, General Obligation Unlimited,
AG,
6.38%, 06/01/2033	125,000	146,075
Generation Park Management District, General Obligation Unlimited,
AG,
4.00%, 09/01/2038	1,125,000	1,147,827
Harris Center for Mental Health & Intellectual Developmental Disabilities, Revenue Bonds,
4.00%, 11/01/2045	3,435,000	3,186,674
4.25%, 11/01/2050	760,000	701,850
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds,
Series A, Fixed until 05/15/2032,
5.00% (A), 11/15/2054	2,500,000	2,748,239
Harris County Municipal Utility District No. 105, General Obligation Unlimited,
BAM,
4.00%, 03/01/2034	95,000	99,709
Harris County Municipal Utility District No. 171, General Obligation Unlimited,
AG,
4.13%, 12/01/2035 - 12/01/2037	1,810,000	1,890,051
5.00%, 12/01/2034	1,890,000	2,095,234
Harris County Municipal Utility District No. 213A, General Obligation Unlimited,
BAM,
4.00%, 04/01/2033	415,000	427,838
Harris County Municipal Utility District No. 490, General Obligation Unlimited,
BAM,
4.00%, 03/01/2036	1,155,000	1,194,431
6.00%, 03/01/2034	450,000	525,632
6.50%, 03/01/2031 - 03/01/2033	900,000	1,080,645
Harris County Municipal Utility District No. 491, General Obligation Unlimited,
AG,
6.50%, 03/01/2031 - 03/01/2033	1,110,000	1,325,783
Harris County Municipal Utility District No. 535, General Obligation Unlimited,
BAM,
4.25%, 09/01/2033 - 09/01/2037	755,000	771,212
6.75%, 09/01/2031 - 09/01/2032	240,000	276,990
Harris County Municipal Utility District No. 539, General Obligation Unlimited,
BAM,
6.13%, 09/01/2033	265,000	307,856
Harris County Municipal Utility District No. 558, General Obligation Unlimited,
Series A, AG,
6.00%, 03/01/2032	185,000	216,953
6.13%, 03/01/2031	50,000	58,180
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Harris County Municipal Utility District No. 570C, General Obligation Unlimited,
AG,
6.25%, 09/01/2033	$ 195,000	$ 233,109
6.38%, 09/01/2033	325,000	390,927
Harris County Municipal Utility District No. 576, General Obligation Unlimited,
BAM,
6.50%, 03/01/2033 - 03/01/2034	840,000	1,004,338
Harris County-Houston Sports Authority, Revenue Bonds,
Series A,
Zero Coupon, 11/15/2040	3,220,000	1,419,140
Series B, AG,
5.00%, 11/15/2044	585,000	615,432
Harris-Waller Counties Municipal Utility District No. 4, General Obligation Unlimited,
BAM,
4.13%, 11/01/2034	890,000	916,144
4.25%, 11/01/2036	235,000	244,018
4.38%, 11/01/2037	530,000	542,559
High Island Independent School District, General Obligation Unlimited,
6.38%, 02/15/2037	1,050,000	1,267,220
Housing Options, Inc., Revenue Bonds,
Fixed until 11/01/2028,
3.75% (A), 11/01/2045	2,500,000	2,548,198
Ingleside Independent School District, General Obligation Unlimited,
5.00%, 08/15/2038	1,000,000	1,124,556
Kaufman County Municipal Utility District No. 14, General Obligation Unlimited,
BAM-TCRS,
3.38%, 03/01/2035	150,000	146,965
Kaufman County Municipal Utility District No. 3, General Obligation Unlimited,
Series A, BAM,
4.00%, 03/01/2035	560,000	581,050
Lakes Fresh Water Supply District of Denton County, General Obligation Unlimited,
BAM,
4.00%, 09/01/2034	345,000	362,511
Liberty Hill Independent School District, General Obligation Unlimited,
3.00%, 02/01/2036	1,650,000	1,612,382
Lower Colorado River Authority, Revenue Bonds,
5.00%, 05/15/2045	680,000	716,630
Mckinney Municipal Utility District No. 2, General Obligation Unlimited,
BAM,
6.50%, 09/01/2032	615,000	729,527
Meyer Ranch Municipal Utility District, General Obligation Unlimited,
BAM,
4.38%, 08/15/2042	240,000	241,662
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Midlothian Municipal Management District No. 2, General Obligation Unlimited,
BAM,
4.00%, 09/01/2036	$ 840,000	$ 863,130
Montgomery County Municipal Utility District No. 170, Revenue Bonds,
BAM,
6.50%, 12/01/2033 - 12/01/2034	740,000	875,878
6.63%, 12/01/2032	390,000	467,256
Montgomery County Water Control & Improvement District No. 1, General Obligation Unlimited,
AG,
3.00%, 03/01/2034	480,000	458,194
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds,
5.25%, 01/01/2036	1,000,000	1,105,017
North East Texas Regional Mobility Authority, Revenue Bonds,
Series B,
5.00%, 01/01/2038 - 01/01/2039	535,000	591,618
North Fort Bend Water Authority, Revenue Bonds,
Series B,
2.00%, 12/15/2033	1,000,000	904,623
Northlake Municipal Management District No. 2, General Obligation Unlimited,
AG,
6.50%, 03/01/2030	245,000	281,867
Parkside at Mayfield Ranch Municipal District, General Obligation Unlimited,
NATL,
3.25%, 09/01/2035	225,000	216,407
Parkway Utility District, General Obligation Unlimited,
NATL,
3.00%, 03/01/2036	425,000	396,299
Pottsboro Higher Education Finance Corp., Revenue Bonds,
Series A,
3.88%, 08/15/2026	35,000	34,926
San Antonio Housing Trust Public Facility Corp., Revenue Bonds,
Fixed until 07/01/2027,
3.45% (A), 07/01/2029	2,500,000	2,524,723
San Antonio Water System, Revenue Bonds,
Series 2013-F, Fixed until 11/01/2026,
1.00% (A), 05/01/2043	125,000	123,261
Sienna Municipal Utility District No. 5, General Obligation Unlimited,
AG,
4.00%, 11/01/2034 - 11/01/2036	660,000	683,500
Southeast Regional Management District, General Obligation Unlimited,
AG,
4.25%, 04/01/2037	160,000	165,118
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Sunfield Municipal Utility District No. 3, General Obligation Unlimited,
BAM,
3.00%, 09/01/2034	$ 410,000	$ 407,693
Taft Independent School District, General Obligation Unlimited,
5.00%, 08/15/2041	1,300,000	1,412,747
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds,
Series C-1, Fixed until 11/15/2031,
5.00% (A), 11/15/2051	2,500,000	2,825,455
Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds,
Fixed until 07/01/2033,
5.00% (A), 01/01/2055	1,900,000	2,055,721
Texas Municipal Gas Acquisition & Supply Corp. VI, Revenue Bonds,
5.00%, 01/01/2036	9,000,000	9,755,832
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds,
Series A,
4.00%, 06/30/2037	395,000	398,204
Texas Public Finance Authority, Revenue Bonds,
BAM,
5.00%, 05/01/2033	825,000	941,459
5.25%, 05/01/2034	500,000	574,710
Texas Transportation Commission, General Obligation Unlimited,
Series B, Fixed until 04/01/2026,
0.65% (A), 10/01/2041	125,000	124,443
Tradition Municipal Utility District No. 2C, General Obligation Unlimited,
BAM,
6.50%, 09/01/2034	755,000	892,915
Travis County Municipal Utility District No. 14, General Obligation Unlimited,
AG,
3.00%, 09/01/2037	200,000	178,398
Travis County Municipal Utility District No. 19, General Obligation Unlimited,
AG,
6.63%, 09/01/2033 - 09/01/2034	950,000	1,195,446
Travis County Municipal Utility District No. 22, General Obligation Unlimited,
BAM,
4.25%, 09/01/2035	420,000	441,944
6.75%, 09/01/2032 - 09/01/2033	1,445,000	1,730,720
Uptown Municipal Utility District No. 1, General Obligation Unlimited,
BAM,
6.63%, 09/01/2032	260,000	310,692
Verandah Municipal Utility District, General Obligation Unlimited,
BAM,
6.75%, 09/01/2034	255,000	303,721
7.00%, 09/01/2033	250,000	300,608
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Viridian Municipal Management District, General Obligation Unlimited,
AG,
2.25%, 12/01/2037	$ 1,750,000	$ 1,484,229
BAM,
4.00%, 12/01/2032	520,000	544,255
6.25%, 12/01/2029	90,000	102,279
Waller County Municipal Utility District No. 9B, General Obligation Unlimited,
BAM,
4.00%, 09/01/2046	105,000	94,559
Waller County Road Improvement District No. 1, General Obligation Unlimited,
AG-CR,
3.00%, 03/01/2037	575,000	538,457
Westpointe Special Improvement District, General Obligation Limited,
AG,
5.00%, 08/15/2035 - 08/15/2040	1,450,000	1,566,562
Williamson County Municipal Utility District No. 29, General Obligation Unlimited,
AG,
4.00%, 10/01/2035 - 10/01/2039	955,000	970,486
Wilmer Municipal Utility District No. 1, General Obligation Unlimited,
AG,
7.00%, 09/01/2030 - 09/01/2034	410,000	485,288
Woodridge Municipal Utility District, General Obligation Unlimited,
BAM-TCRS,
3.38%, 09/01/2034	235,000	232,053
		127,040,669
U.S. Virgin Islands - 0.0% *
Virgin Islands Public Finance Authority, Revenue Bonds,
Series A, AG-CR,
5.00%, 10/01/2032 (D)	160,000	160,527
Utah - 0.7%
Mida Mountain Village Public Infrastructure District, Tax Allocation,
Series 1,
5.13%, 06/15/2054 (B)	2,500,000	2,456,626
Series 2,
6.00%, 06/15/2054 (B)	1,500,000	1,535,859
Utah Charter School Finance Authority, Revenue Bonds,
4.00%, 10/15/2031	45,000	45,059
5.00%, 10/15/2035	250,000	250,153
Series 2020A,
4.00%, 04/15/2040	1,125,000	1,097,536
Series A,
3.00%, 10/15/2034	1,215,000	1,119,721
		6,504,954
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Virginia - 1.8%
Arlington County Industrial Development Authority, Revenue Bonds,
Series A, Fixed until 07/01/2030,
5.00% (A), 07/01/2053	$ 1,820,000	$ 2,000,071
Chesapeake Bay Bridge & Tunnel District, Revenue Bonds,
AG,
5.00%, 07/01/2041	935,000	938,886
Chesapeake Economic Development Authority, Revenue Bonds,
Series A, Fixed until 10/01/2027,
3.65% (A), 02/01/2032	810,000	822,541
Chesapeake Redevelopment & Housing Authority, Revenue Bonds,
Fixed until 07/01/2040,
4.50% (A), 10/01/2040	1,700,000	1,805,143
Isle Wight County Industrial Development Authority, Revenue Bonds,
AG,
5.25%, 07/01/2048	7,035,000	7,384,189
Richmond Redevelopment & Housing Authority, Revenue Bonds,
FNMA,
4.50%, 05/01/2040	3,065,967	3,250,248
Virginia Housing Development Authority, Revenue Bonds,
Series E,
3.00%, 10/01/2028	775,000	775,090
		16,976,168
Washington - 1.9%
City of Spokane Valley, General Obligation Limited,
4.00%, 12/01/2026	505,000	505,338
Everett Housing Authority, Revenue Bonds,
4.00%, 07/01/2036	1,495,000	1,521,773
Island County Fire Protection District No. 1, General Obligation Unlimited,
4.00%, 12/01/2027	585,000	585,328
King County Housing Authority, Revenue Bonds,
4.00%, 08/01/2035	1,090,000	1,128,991
Snohomish County Housing Authority, Revenue Bonds,
4.00%, 04/01/2033	410,000	425,300
Washington Health Care Facilities Authority, Revenue Bonds,
Series A,
4.25%, 10/01/2040	1,180,000	1,180,827
Series A2,
5.00%, 08/01/2044	600,000	615,744
Series A-2,
5.00%, 08/01/2032	480,000	515,656
Series B,
5.00%, 10/01/2030	2,500,000	2,748,909
Washington State Housing Finance Commission, Revenue Bonds,
5.00%, 07/01/2033 - 07/01/2045 (B)	5,815,000	6,228,013
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Washington (continued)
Washington State Housing Finance Commission, Revenue Bonds, (continued)
Series A-2, BAM,
5.00%, 07/01/2030 - 07/01/2036 (B)	$ 2,180,000	$ 2,366,489
		17,822,368
West Virginia - 0.4%
City of Wheeling Waterworks & Sewerage System, Revenue Bonds,
Series B, BAM,
5.00%, 06/01/2035 - 06/01/2043	1,450,000	1,584,747
County of Ohio Special District Excise Tax, Revenue Bonds,
Series A, AG,
5.00%, 06/01/2026	525,000	528,718
5.25%, 06/01/2045	1,250,000	1,327,827
		3,441,292
Wisconsin - 4.5%
City of New Richmond Water & Sewer Utility, Revenue Bonds,
Series B,
2.00%, 05/01/2026	100,000	99,644
Peshtigo School District, Revenue Bonds,
4.75%, 03/01/2027	1,000,000	1,001,434
Public Finance Authority, Revenue Bonds,
Zero Coupon, 12/15/2034 - 12/15/2037 (B)	7,381,000	3,878,211
4.00%, 09/01/2029 (B)	650,000	662,935
5.00%, 12/15/2036 (B)	1,476,040	1,475,852
AG,
5.00%, 07/01/2037	1,865,000	1,925,410
Series A,
4.00%, 10/01/2038	780,000	771,007
4.10%, 06/15/2026 (B)	90,000	90,374
5.00%, 06/01/2030 - 11/15/2044	1,110,000	1,168,821
6.75%, 12/01/2065 (B)	1,350,000	1,380,486
Series A, AG,
5.00%, 07/01/2036	340,000	352,650
Series A, BAM,
5.00%, 07/01/2045	1,000,000	1,028,633
Series A-1, BAM,
5.25%, 07/01/2042	4,925,000	5,260,803
5.38%, 07/01/2047	6,300,000	6,582,895
5.50%, 07/01/2052	5,215,000	5,453,272
5.63%, 07/01/2055	1,725,000	1,813,661
Public Finance Authority, Tax Allocation,
5.00%, 08/01/2039	500,000	513,213
Wisconsin Center District, Revenue Bonds,
Series C, AG,
Zero Coupon, 12/15/2029	900,000	809,485
Wisconsin Health & Educational Facilities Authority, Revenue Bonds,
5.00%, 08/01/2032	670,000	519,438
Series A,
5.00%, 06/01/2039	1,100,000	1,212,436
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, (continued)
Series A, AG,
4.00%, 02/15/2034	$ 735,000	$ 760,824
Series A, BAM,
5.25%, 02/15/2054	1,275,000	1,326,078
Series A-2,
4.00%, 11/15/2034	500,000	500,999
Series A-2, AG,
5.00%, 02/15/2031 - 02/15/2032	2,200,000	2,398,106
Series B,
4.20%, 08/15/2028	1,165,000	1,165,228
		42,151,895
Wyoming - 0.2%
Wyoming Community Development Authority, Revenue Bonds,
Series 2,
2.95%, 06/01/2033	1,485,000	1,469,294
Total Municipal Government Obligations (Cost $844,104,701)		852,979,401

	Shares	Value
WARRANT - 0.0%
Ground Transportation - 0.0%
BL Train Holdings West LLC, Exercise Price USD 0, Expiration Date 12/01/2035(D)(G)(H)(I)	24,000	0
Total Warrant (Cost $0)		0

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 5.3%
U.S. Treasury Bills 3.83% (J), 02/24/2026	$ 50,000,000	49,889,287
Total Short-Term U.S. Government Obligation (Cost $49,879,175)		49,889,287
REPURCHASE AGREEMENT - 2.8%
Fixed Income Clearing Corp., 1.35% (J), dated 01/30/2026, to be repurchased at $26,866,999 on 02/02/2026. Collateralized by a U.S. Government Obligation, 2.50%, due 03/31/2027, and with a value of $27,401,393.	26,863,977	26,863,977
Total Repurchase Agreement (Cost $26,863,977)		26,863,977
Total Investments (Cost $920,847,853)		929,732,665
Net Other Assets (Liabilities) - 1.1%		9,896,700
Net Assets - 100.0%		$ 939,629,365
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (K)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Municipal Government Obligations	$—	$852,979,401	$—	$852,979,401
Warrant	—	0	—	0
Short-Term U.S. Government Obligation	—	49,889,287	—	49,889,287
Repurchase Agreement	—	26,863,977	—	26,863,977
Total Investments	$—	$929,732,665	$—	$929,732,665
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Floating or variable rate security. The rate disclosed is as of January 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, the total value of 144A securities is $26,979,907, representing 2.9% of the
Fund's net assets.

(C)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of January 31, 2026; the maturity date disclosed is the ultimate maturity date.
(D)	Restricted security. At January 31, 2026, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	Bradburn Metropolitan District No. 2 General Obligation Limited, Series A, 4.00%, 12/01/2028	03/08/2018	$188,197	$190,423	0.0%*
Municipal Government Obligations	Virgin Islands Public Finance Authority Revenue Bonds, Series A, AG-CR, 5.00%, 10/01/2032	07/14/2020 - 02/09/2021	170,364	160,527	0.0%*
Warrant	BL Train Holdings West LLC Exercise Price USD 0, Expiration Date 12/01/2035	02/21/2025	0	0	0.0%
			$358,561	$350,950	0.0%*

(E)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after January 31, 2026.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(F)
Security in default; no interest payments received and/or dividends declared during the last 12 months. At January 31, 2026, the value of this security is $1,520,550, representing 0.2% of the Fund's net assets.

(G)	Non-income producing security.
(H)	Fair valued as determined in good faith in accordance with TAM's procedures. At January 31, 2026, the total value of the securities is $0, representing 0.0% of the Fund’s net assets.
(I)	Security deemed worthless.
(J)	Rate disclosed reflects the yield at January 31, 2026.
(K)
There were no transfers in or out of Level 3 during the period ended January 31, 2026. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
CR	Custodial Receipts
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
MUNICIPAL INSURER ABBREVIATION(S):
AG	Assured Guaranty, Inc.
BAM	Build America Mutual Assurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.
TCRS	Temporary Custodian Receipts
Transamerica Funds

Transamerica Intermediate Muni

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Intermediate Muni (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Transamerica Funds

Transamerica Intermediate Muni

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Transamerica Funds